CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Feb. 15, 2008
Issuance of common stock, Amount	$ 411	$ 99,589
Issuance of common stock, Shares	4,114,336
Net Loss			(17,487)
Ending Balance, Amount at Dec. 31, 2008	411	99,589	(17,487)	82,513
Ending Balance, Shares at Dec. 31, 2008	4,114,336
Issuance of common stock, Amount	152	1,495,485		1,495,637
Issuance of common stock, Shares	1,515,185
Stock Compensation Expense		27,816		27,816
Net Loss			(998,930)	(998,930)
Ending Balance, Amount at Dec. 31, 2009	563	1,622,890	(1,016,417)	607,036
Ending Balance, Shares at Dec. 31, 2009	5,629,521
Issuance of common stock, Amount	105	1,008,246		1,008,351
Issuance of common stock, Shares	1,045,684
Stock Compensation Expense		51,679		51,679
Net Loss			(1,648,082)	(1,648,082)
Ending Balance, Amount at Dec. 31, 2010	668	2,682,815	(2,664,499)	18,984
Ending Balance, Shares at Dec. 31, 2010	6,675,205
Issuance of common stock, Amount	182	696,399		696,581
Issuance of common stock, Shares	1,827,778
Stock Compensation Expense		56,737		56,737
Net Loss			(831,733)	(831,733)
Ending Balance, Amount at Dec. 31, 2011	850	3,435,951	(3,496,232)	(59,431)
Ending Balance, Shares at Dec. 31, 2011	8,502,983
Issuance of common stock, Amount	176	539,445		539,621
Issuance of common stock, Shares	1,758,220
Stock Compensation Expense		35,725		35,725
Net Loss			(1,017,820)	(1,017,820)
Ending Balance, Amount at Dec. 31, 2012	1,026	4,011,121	(4,514,052)	(501,905)
Ending Balance, Shares at Dec. 31, 2012	10,261,203
Issuance of common stock, Amount	285	836,515		836,800
Issuance of common stock, Shares	2,852,829
Stock Compensation Expense		76,558		76,558
Net Loss			(1,022,092)	(1,022,092)
Ending Balance, Amount at Dec. 31, 2013	1,311	4,924,194	(5,536,144)	(610,639)
Ending Balance, Shares at Dec. 31, 2013	13,114,032
Issuance of Common Stock Pre-Contribution, Amount	21	61,505		61,526
Issuance of Common Stock Pre-Contribution, Shares	209,755
Issuance of Common Stock from Warrant Exercise, Amount	19	99,675		99,694
Issuance of Common Stock from Warrant Exercise, Shares	186,091
Issuance of Common Stock and Warrants in PPO, Amount	968	3,619,996		3,620,964
Issuance of Common Stock and Warrants in PPO, Shares	9,680,300
Issuance of Common Stock to Pre-Contribution Shareholders, Amount	138	1,379,493		1,379,631
Issuance of Common Stock to Pre-Contribution Shareholders, Shares	1,379,631
Stock Compensation Expense		57,128		57,128
Accumulated Deficit Recapitalization through the date of Contribution		(5,536,144)	5,536,144
Net Loss			(2,186,112)	(2,186,112)
Ending Balance, Amount at Mar. 31, 2014	$ 2,457	$ 4,605,847	$ (2,186,112)	$ 2,422,192
Ending Balance, Shares at Mar. 31, 2014	24,569,809